MATERIAL EVENTS DURING THE REPORTING PERIOD	6 Months Ended
Jun. 30, 2023
MATERIAL EVENTS DURING THE REPORTING PERIOD
MATERIAL EVENTS DURING THE REPORTING PERIOD

NOTE 4   |   MATERIAL EVENTS DURING THE REPORTING PERIOD

a.	During January 2023 and February 2023 the Company received proceeds of approximately CHF 18.7 million (USD 20.3 million) from exercises of 1,703,908 share options granted in the private placements in January 2021 and February 2021 and 29,967 options were forfeited. In addition, the underwriters received a cash payment of approximately CHF 1.1 million (USD 1.1 million) derived from cash received by the Company from the exercise of the Share Options and 58,498 Units of securities. This payment was offset from the liability to the underwriters recorded in the balance sheet. See also Note 4e. below.
b.	In April, 2023 the Company’s Board of Directors approved the appointment of Bernd Altpeter as Co-Managing Director of SHL German Operation.
c.	During the period, the Company’s Board of Directors approved the grant of 423,500 options to Senior managers, under the 2021 Executive and Key Employee Israeli Share Incentive Plan. The options shall vest over a period of 3 years (25% after 1 year, and 9.375% each quarter thereafter). The fair value of options granted ranges from CHF 3.37 to 4.66 ($ 3.76-5.05). The fair value was estimated based on the binomial model using the following data and assumptions: share price range – CHF 9.70-14.80; exercise price range – CHF 9.36-15.56; expected volatility range – 43.87%-46.57%; risk free interest rate range – 0.89%-1.50%; expected dividend – 0%; and expected average life of options range – 3.43-3.49 years.
d.	On March 31, 2023 the Company announced that the U.S. Securities and Exchange Commission (the “SEC”) declared effective the Company’s registration statement of its securities under the U.S. Securities Exchange Act of 1934, as amended (the “Exchange Act“), in connection with the NASDAQ Listing of its American Depositary Shares (“ADRs”), each representing one ordinary share of the Company. The ADRs commenced trading on The NASDAQ Capital Market (the “Nasdaq”), on April 3 2023 under the ticker symbol “SHLT”, in parallel to its ordinary shares continuing to be listed on the Swiss Stock Exchange.
e.	In March, 2023, in connection with services provided in respect of the exercise of options described in Note 4a. above, the Company signed an agreement with the underwriter for the extension of the exercise period of the Share Options previously granted in 2021 for an additional 2 years until 2025 and for change of the exercise price to NIS 35.64 ($ 9.83) for each Unit of securities (which comprises 1 Ordinary share and 0.5 option to acquire 1 Ordinary share of the Company) and NIS 43.56 ($ 12.01) for each option included in the Unit.

The Company used the Black and Scholes option pricing model when estimating the incremental fair value of the Share Options after the modifications described above.

The following table lists the significant inputs to the Black and Scholes model used for the fair value measurement of the Share Options:

Expected dividend	—%
Expected volatility of the share price	41.18%
Risk-free interest rate	4.11%
Expected average life of options	2.01	years
Share price	CHF 11.55 ($ 12.53)

Based on the above inputs, the total incremental fair value of the Share Options to acquire Units as of the date of the modifications was $ 512 and was recorded as a deduction from Additional paid-in capital arising from the exercise of the options in Note 4a. above with a corresponding increase in the Capital reserve for options.